DEBENTURES AND WARRANTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				6 Months Ended
	Mar. 16, 2017	Mar. 16, 2017	Feb. 23, 2017	Nov. 29, 2016	Nov. 23, 2016	Jun. 30, 2017	Jun. 30, 2016
Stock Issued During Period, Shares, New Issues					91,250
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10.2
Debt Instrument, Convertible, Conversion Price	$ 3.0544	$ 3.0544
Revaluation gain losses of warrants and Debentures						$ 1,737
Stockholders' Equity, Reverse Stock Split		On March 16, 2017, the shareholders of the Company, at an Extraordinary General Meeting of Shareholders, approved a reverse stock split and consolidation of the registered (authorized) share capital of the Company as follows: every twelve (12) Ordinary Shares with a nominal (par) value of NIS 0.6 each were consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 7.2 each.				1-for-12
Warrant Expiration Period	5 years
Revaluation of Liabilities [Member]
Warrants Not Settleable in Cash, Fair Value Disclosure						$ 1,682
Debt Instrument, Fair Value Disclosure						$ 675
Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues					91,250
Shares Issued, Price Per Share					$ 6.00
Proceeds from sale of stock				$ 3,708
Private Placements [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					833,334
Unsecured Convertible Debentures [Member] | Registered Direct Offering [Member]
Debt Instrument, Face Amount					$ 3,160
PIPE Debentures [Member]
Proceeds from Convertible Debt			$ 1,292
PIPE Debentures [Member] | Private Placements [Member]
Debt Instrument, Face Amount					$ 1,293
Debentures [Member]
Debt Instrument, Term						30 years
Debt Instrument, Convertible, Conversion Price						$ 6.00